UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 29, 2016 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Certificates of Deposit—38.3%

Yankee Certificates of Deposit—38.3%

Aust & NZ Banking Group, Grand Cayman, 0.35%	3/7/16	3/7/16	$ 100,000,000	$100,000,000

Bank of Montreal, Chicago:
0.60%	4/4/16	4/4/16	70,000,000	70,005,929
0.728%[1]	3/7/16	6/7/16	50,000,000	50,000,000
0.801%[1]	3/15/16	8/15/16	57,000,000	57,000,000

Bank of Nova Scotia, Houston TX:
0.42%	3/21/16	3/21/16	50,000,000	50,000,000
0.57%[1]	3/1/16	3/23/16	50,000,000	50,000,000
0.649%[1]	3/4/16	3/4/16	78,000,000	78,000,500
0.81%[1]	5/9/16	5/9/16	25,000,000	25,006,568

BNP Paribas, NY Branch, 0.58%	3/1/16	3/1/16	50,000,000	50,000,000

Cooperatieve Rabobank UA, 0.49%	3/21/16	3/21/16	30,000,000	29,998,159

DnB Bank ASA Grand Cayman, 0.27%	3/1/16	3/1/16	110,000,000	110,000,000

DnB Bank ASA NY:
0.36%	3/7/16	3/7/16	100,000,000	100,000,000
0.40%	3/24/16	3/24/16	50,000,000	50,000,000

DZ Bank, New York:
0.48%	4/7/16	4/7/16	30,000,000	29,994,130
0.64%	3/22/16	3/22/16	25,000,000	25,000,000

HSBC Bank USA NA:
0.595%[1]	3/2/16	3/2/16	50,000,000	50,000,000
0.802%[1]	3/22/16	9/1/16	62,000,000	62,000,000

Mitsubishi UFJ TR & BK NY:
0.50%[2]	4/1/16	4/1/16	82,900,000	82,900,000
0.50%[2]	3/16/16	3/16/16	60,000,000	60,000,000
0.50%[2]	4/4/16	4/4/16	35,000,000	35,000,000
0.654%[1]	3/24/16	3/24/16	40,000,000	40,000,000
0.68%[2]	4/6/16	4/6/16	25,000,000	25,003,239
0.72%[2]	5/12/16	5/12/16	30,000,000	30,000,000
0.75%[2]	7/1/16	7/1/16	50,000,000	50,000,000
0.76%[2]	7/8/16	7/8/16	35,000,000	35,000,000

Mizuho Bank Ltd., New York, 0.50%	3/17/16	3/17/16	142,000,000	142,004,361

Royal Bank of Canada, New York, 0.865%	7/5/16	7/5/16	50,000,000	50,000,000

Skandinaviska Enskilda Bank, New York:
0.40%	3/14/16	3/14/16	50,000,000	50,000,000
0.40%	3/11/16	3/11/16	30,000,000	30,000,000

Skandinaviska Enskilda Banken, Grand Cayman, 0.28%	3/1/16	3/1/16	100,000,000	100,000,000

Sumitomo Mutsui Bank NY:
0.43%	3/16/16	3/16/16	30,000,000	30,000,000
0.50%	3/10/16	3/10/16	20,000,000	20,000,000
0.85%	6/9/16	6/9/16	65,000,000	65,023,268

Swedbank AB, New York, 0.37%	3/1/16	3/1/16	51,000,000	51,000,000

Toronto Dominion Bank, New York:
0.44%	3/1/16	3/1/16	9,000,000	9,000,000

1      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Yankee Certificates of Deposit (Continued)

Toronto Dominion Bank, New York: (Continued)
0.55%	4/15/16	4/15/16	$ 70,000,000	$70,003,384
0.581%[1]	3/16/16	3/16/16	50,000,000	50,000,000
0.92%	8/15/16	8/15/16	35,000,000	35,000,000
0.92%	8/16/16	8/16/16	75,000,000	75,000,000

U.S. Bank NA, Grand Cayman, 0.20%	3/1/16	3/1/16	174,000,000	174,000,000

UBS AG, Stamford CT:
0.821%[1]	3/2/16	8/2/16	50,000,000	50,000,000
0.87%	7/7/16	7/7/16	35,000,000	35,000,000
0.88%	7/6/16	7/6/16	50,000,000	50,000,000

Wells Fargo Bank NA:
0.63%	5/3/16	5/3/16	50,000,000	50,000,000
0.63%[1]	3/19/16	5/19/16	72,000,000	72,000,000
0.781%[1]	3/14/16	7/14/16	50,000,000	50,000,000
0.781%[1]	3/15/16	7/15/16	50,000,000	50,000,000

Westpac Banking Corp., New York:
0.564%[1]	3/29/16	5/26/16	50,000,000	50,000,000
0.569%[1]	3/29/16	5/27/16	50,000,000	50,000,000
0.587%[1]	3/14/16	7/12/16	50,000,000	50,000,000
0.599%[1]	3/1/16	7/1/16	63,000,000	63,000,000

Total Certificates of Deposit (Cost $2,865,939,538)				2,865,939,538

Direct Bank Obligations—22.4%

BNP Paribas, New York:
0.27%	3/1/16	3/1/16	35,000,000	35,000,000
0.375%	3/4/16	3/4/16	46,000,000	45,998,563
0.385%	3/9/16	3/9/16	50,000,000	49,995,722
0.385%	3/11/16	3/11/16	96,000,000	95,989,733

Credit Agricole Corporate & Investment Bank, New York Branch:
0.40%	3/4/16	3/4/16	37,000,000	36,998,767
0.40%	3/3/16	3/3/16	45,000,000	44,999,000
0.40%	3/2/16	3/2/16	15,000,000	14,999,833
0.671%	3/28/16	3/28/16	50,000,000	49,974,875
0.722%	5/2/16	5/2/16	70,000,000	69,913,200
0.732%	6/3/16	6/3/16	65,000,000	64,876,103
0.742%	5/19/16	5/19/16	75,000,000	74,878,208

Danske Corp.:
0.50%[3]	4/6/16	4/6/16	50,000,000	49,975,000
0.571%[3]	5/5/16	5/5/16	142,000,000	141,853,894
0.601%[3]	5/6/16	5/6/16	100,000,000	99,890,000

HSBC USA, Inc., 0.618%[1]	3/8/16	4/8/16	70,000,000	70,000,000

ING (US) Funding LLC:
0.384%	3/2/16	3/2/16	80,000,000	79,999,147
0.601%	5/10/16	5/10/16	36,000,000	35,958,000
0.676%	5/3/16	5/3/16	60,780,000	60,708,204

National Australia Bank Ltd., 0.38%[2]	3/1/16	3/1/16	100,000,000	100,000,000

2      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Direct Bank Obligations (Continued)

Natixis, New York Branch:
0.328%	3/1/16	3/1/16	$ 125,000,000	$125,000,000
0.36%	3/4/16	3/4/16	100,000,000	99,997,000
0.37%	3/7/16	3/7/16	25,000,000	24,998,458
0.37%	3/2/16	3/2/16	100,000,000	99,998,972

Skandinaviska Enskilda Banken, New York, 0.451%[2,3]	3/10/16	3/10/16	70,500,000	70,492,069

Westpac Banking Corp., 0.589%[1,3]	3/3/16	3/3/16	35,000,000	35,000,405

Total Direct Bank Obligations (Cost $1,677,495,153)				1,677,495,153

Short-Term Notes/Commercial Paper—38.2%

Commercial Services & Supplies—0.7%

AARP Nts., Series 2001, 0.37%[1]	3/7/16	3/7/16	50,000,000	50,000,000

Diversified Financial Services—0.1%

Capital Market Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.42%[1]	3/7/16	3/7/16	6,205,000	6,205,000

Health Care Providers & Services—0.2%

Trinitas Hospital Bonds, Series 2006, 0.42%[1]	3/7/16	3/7/16	12,690,000	12,690,000

Municipal—4.3%

Baltimore Cnty., MD Revenue Bonds, Baltimore City Packaging System Facilities, Series 2008, 0.37%[1]	3/7/16	3/7/16	39,880,000	39,880,000

Baltimore, MD General Obligation Bonds, Series 2003C, 0.37%[1]	3/7/16	3/7/16	3,180,000	3,180,000

Charlotte, NC Certificates of Participation, NASCAR Hall of Fame Facilities, Series 09D, 0.38%[1]	3/7/16	3/7/16	88,705,000	88,705,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-1, 0.38%[1]	3/7/16	3/7/16	4,345,000	4,345,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2013B, 0.40%[1]	3/7/16	3/7/16	22,150,000	22,150,000

MA Health & Educational Facilities Authority, Boston University, Series N, 0.39%[1]	3/7/16	3/7/16	13,295,000	13,295,000

MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2010A, 0.38%[1]	3/7/16	3/7/16	50,500,000	50,500,000

MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.37%[1]	3/7/16	3/7/16	15,000,000	15,000,000

MS Development Bank Special Obligations, Harrison Cnty. MS, Series 2008B, 0.40%[1]	3/7/16	3/7/16	12,890,000	12,890,000

NJ Housing & Mortgage Finance Agency Multi-Family Revenue Bonds, Series 13-6, 0.37%[1]	3/7/16	3/7/16	16,170,000	16,170,000

North Hudson, NJ Sewerage Authority Revenue Lease Certificates, Series 2012C, 0.38%[1]	3/7/16	3/7/16	10,000,000	10,000,000

Olathe, KS Industrial Development Revenue Bonds, Diamant Boart, Inc. Project, Series 1997B, 0.51%[1]	3/7/16	3/7/16	8,900,000	8,900,000

3        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Municipal (Continued)

Public Finance Authority Bonds, CSU Housing LLC, Series 2011, 0.40%[1]	3/7/16	3/7/16	$ 26,335,000	$26,335,000

Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.43%[1]	3/7/16	3/7/16	11,700,000	11,700,000

				323,050,000

Oil, Gas & Consumable Fuels—5.3%

ExxonMobil Corp.:
0.40%	3/3/16	3/3/16	84,900,000	84,898,113
0.42%	3/15/16	3/15/16	104,000,000	103,983,013

Total Capital Canada:
0.581%[3]	4/14/16	4/14/16	100,000,000	99,929,111
0.581%[3]	4/25/16	4/25/16	105,000,000	104,906,958

Total Capital SA, 0.27%[3]	3/1/16	3/1/16	4,200,000	4,200,000

				397,917,195

Pharmaceuticals—0.8%

Novartis Finance Corp.:
0.37%[2,3]	3/4/16	3/4/16	11,705,000	11,704,639
0.37%[2,3]	3/9/16	3/9/16	14,400,000	14,398,816
0.37%[2,3]	3/10/16	3/10/16	35,000,000	34,996,763

				61,100,218

Receivables Finance—13.3%

Barton Capital SA:
0.35%[3]	3/1/16	3/1/16	36,000,000	36,000,000
0.45%[3]	3/2/16	3/2/16	50,000,000	49,999,375
0.52%[2,3]	3/17/16	3/17/16	43,800,000	43,789,877
0.52%[3]	4/7/16	4/7/16	50,000,000	49,973,278
0.53%[3]	4/4/16	4/4/16	40,000,000	39,979,978
0.53%[3]	4/6/16	4/6/16	37,700,000	37,680,019

CAFCO LLC, 0.511%[3]	3/7/16	3/7/16	30,590,000	30,587,400

Manhattan Asset Funding Co.:
0.40%[3]	3/4/16	3/4/16	26,143,000	26,142,129
0.42%[3]	3/3/16	3/3/16	58,498,000	58,496,635
0.671%[3]	4/20/16	4/20/16	50,000,000	49,953,472

Old Line Funding Corp.:
0.481%[3]	4/4/16	4/4/16	40,000,000	39,981,867
0.484%[2,3]	4/19/16	4/19/16	23,000,000	22,984,889
0.581%[2,3]	3/8/16	3/8/16	15,000,000	14,998,308
0.854%[3]	9/1/16	9/1/16	110,000,000	109,522,112
0.864%[2,3]	8/18/16	8/18/16	50,000,000	49,796,944

Sheffield Receivables Corp.:
0.50%[3]	3/23/16	3/23/16	35,000,000	34,989,306
0.50%[2,3]	3/18/16	3/18/16	110,300,000	110,273,956

Starbird Funding Corp.:
0.36%[3]	3/1/16	3/1/16	33,000,000	33,000,000
0.621%[2,3]	5/9/16	5/9/16	20,000,000	19,976,234

4        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Receivables Finance (Continued)

Starbird Funding Corp.: (Continued)
0.854%[2,3]	8/2/16	8/2/16	$30,000,000	$29,890,917
0.884%[3]	8/23/16	8/23/16	32,000,000	31,863,111

Thunder Bay Funding LLC:
0.481%[3]	4/4/16	4/4/16	20,000,000	19,990,933
0.864%[2,3]	8/4/16	8/4/16	45,000,000	44,832,300

				984,703,040

Special Purpose Financial—13.5%

Anglesea Funding LLC:
0.36%[2]	3/3/16	3/3/16	153,000,000	152,996,940
0.36%[2]	3/4/16	3/4/16	24,000,000	23,999,280
0.36%[2]	3/2/16	3/2/16	61,000,000	60,999,390
0.54%[1,2]	3/21/16	5/19/16	25,000,000	25,000,000

Bedford Row Funding Corp.:
0.471%	4/5/16	4/5/16	36,250,000	36,233,436
0.579%[1]	3/29/16	3/29/16	50,000,000	50,000,000

Bennington Stark Capital Co.:
0.571%[2,3]	4/5/16	4/5/16	25,000,000	24,986,146
0.581%[2,3]	4/26/16	4/26/16	50,000,000	49,954,889
0.581%[2,3]	4/18/16	4/18/16	24,000,000	23,981,440

Cedar Springs Capital Co. LLC, 0.671%[2]	5/10/16	5/10/16	44,500,000	44,442,026

Concord Minutemen Cap. Co. LLC:
0.42%	3/15/16	3/15/16	40,000,000	39,993,467
0.42%	3/14/16	3/14/16	58,000,000	57,991,203
0.591%	4/12/16	4/12/16	20,000,000	19,986,233
0.591%[2]	4/11/16	4/11/16	62,000,000	61,958,340
0.591%	4/13/16	4/13/16	50,000,000	49,964,764

Lexington Parker Capital Co. LLC:
0.42%[3]	3/18/16	3/18/16	64,000,000	63,987,307
0.591%[3]	4/12/16	4/12/16	30,000,000	29,979,350
0.591%[3]	4/14/16	4/14/16	50,000,000	49,963,944
0.591%[3]	4/15/16	4/15/16	53,000,000	52,960,913

Ridgefield Funding Co. LLC:
0.591%[2]	3/4/16	3/4/16	60,000,000	59,997,050
0.704%[1,2]	3/26/16	4/26/16	25,000,000	25,000,000

				1,004,376,118

Total Short-Term Notes/Commercial Paper (Cost $2,840,041,571)				2,840,041,571

Investment Company—0.7%

Dreyfus Institutional Cash Advantage Fund, Cl. I, 0.38%[4]
(Cost $51,155,122)			51,155,122	51,155,122

5      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Corporate Bond and Note—0.4%

Svenska Handelsbanken AB, 3.125% (Cost $27,247,964)	7/12/16	7/12/16	$27,015,000	$27,247,964

Total Investments, at Value (Cost $7,461,879,348)			100.0%	7,461,879,348

Net Other Assets (Liabilities)			0.0	872,477

Net Assets			100.0%	$7,462,751,825

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,439,354,452 or 19.29% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,947,864,684 or 26.10% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Rate shown is the 7-day yield at period end.

6        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS February 29, 2016 Unaudited

1. Organization

Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security

7      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$2,865,939,538	$—	$2,865,939,538
Direct Bank Obligations	—	1,677,495,153	—	1,677,495,153
Short-Term Notes/Commercial Paper	—	2,840,041,571	—	2,840,041,571
Investment Company	51,155,122	—	—	51,155,122
Corporate Bond and Note	—	27,247,964	—	27,247,964

Total Assets	$51,155,122	$7,410,724,226	$—	$7,461,879,348

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

9      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

10      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/15/2016